DEI Document	Nov. 15, 2019
Cover page.
Entity Central Index Key	0001029831
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 15, 2019
Entity Registrant Name	The Hillman Companies, Inc.
Entity Address, Address Line One	10590 Hamilton Avenue
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45231
City Area Code	513
Local Phone Number	851-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-13293
Entity Tax Identification Number	23-2874736
Amendment Flag	false